Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

(US $ in thousands, except per unit data)	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$6,887	$2,497	$14,073	$8,921
Less: Distributions paid (2)	14,747	9,945	26,800	17,560
Under (over) distributed earnings	(7,860)	(7,448)	(12,727)	(8,639)
Under (over) distributed earnings attributable to:
Common unitholders	(5,292)	(4,788)	(8,569)	(5,371)
Subordinated unitholders	(2,411)	(2,511)	(3,903)	(3,095)
General Partner	(157)	(149)	(255)	(173)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	15,346	8,719	14,581	8,643
Subordinated unitholders	8,568	8,568	8,568	8,568
General Partner	488	353	472	351
Earnings per unit (basic and diluted):
Common unitholders	$0.280	$0.140	$0.553	$0.505

Subordinated unitholders (3)	0.287	0.143	0.671	0.511

General Partner	0.262	0.141	0.557	0.507

Cash distributions declared and paid in the period per unit (4)	0.510	0.435	0.510	0.435
Subsequent event: Cash distributions declared and paid per unit relating to the period (5)	0.510	0.435	0.510	0.435

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2015 and 2014 of $0.5 million and of $0.0 million, respectively, and for the six months ended June 30, 2015 and 2014 of $0.9 million and of $0.0 million, respectively.
(3)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the three months ended June 30, 2015 and 2014 is $0.5 million and $0.0 million, respectively, and for the six months ended June 30, 2015 and 2014 is $0.9 million and $0.0 million, respectively.
(4)	Refers to cash distributions declared and paid during the period.
(5)	Refers to cash distributions declared and paid subsequent to the period end.